Schedule of other non financial assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Other Nonfinancial Assets
Restricted asset		₨ 216,231	₨ 223,618
Total		216,231	223,618
Non-current	$ 2,850	₨ 216,231	₨ 223,618